                                                                          NUVEEN

NUVEEN CONNECTICUT
TRADITIONAL UNIT TRUST 287                                                   927


--------------------------------------------------------------------------------


ESTIMATED CURRENT RETURN:                           NUVEEN TAX-FREE UNIT TRUSTS:
5.12 - 5.33%                                        For the tax-sensitive, conservative investor.
ESTIMATED LONG-TERM RETURN:                         - Double Tax-Free
5.19 - 5.46%                                        - Dependable Income
DATE OF DEPOSIT: March 21, 1997                     - Diversified Portfolios
                                                    - Investment Grade Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    26.2 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.73 to $97.75 depending on the purchase amount
Cusip           67064X 315 monthly payment plan
Numbers         67064X 323 quarterly payment plan
                67064X 331 semi-annual payment plan
Ratings of      As rated by Standard & Poor's, a division of The McGraw
Portfolio       Hill Companies
                or Moody's Investors Service, Inc.
                AAA               86%
                AA                14
                                  ---------
                                  100%
Registration    Registered in Connecticut

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2017-19                                            28.6%
2020-22                                             0.0%
2023-25                                            42.8%
2026+                                              28.6%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 03/20/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.12%
     Tax Equivalent Yield                          8.39%

Treasury Bonds
     Yield                                         6.98%
     Tax Equivalent Yield                          7.31%

Corporate Bonds
     Yield                   7.77%

 *COMPARES TRUST AS OF 03/20/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 03/19/97. ASSUMES 39.0% FEDERAL AND STATE INCOME TAX RATE AND A 4.5% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS CONNECTICUT TRADITIONAL UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  State of Connecticut, General Obligation Bonds (1997 Series A), 5.25% Due                AA-   Aa3
              3/1/17. (When issued.)                                                      2007 at 101
     500,000  State of Connecticut, Clean Water Fund Revenue Bonds, 1996 Series, 5.125%                AA+   Aaa
              Due 5/1/18.                                                                 2005 at 101
     500,000  State of Connecticut, Health and Educational Facilities Authority, Revenue               AAA   --
              Bonds, Bridgeport Hospital Issue, Series C, 5.375% Due 7/1/25. (ConnieLee
              Insured.)                                                                   2006 at 102
     500,000  State of Connecticut, Health and Educational Facilities Authority, Revenue               AAA   Aaa
              Bonds, Connecticut College Issue, Series C-1, 5.50% Due 7/1/27. (MBIA
              Insured.)                                                                   2007 at 102
     500,000  State of Connecticut, Health and Educational Facilities Authority, Revenue               AAA   Aaa
              Bonds, Kent School Issue, Series B, 5.40% Due 7/1/23. (MBIA Insured.)       2005 at 101
     500,000  State of Connecticut, Health and Educational Facilities Authority, Revenue               AAA   Aaa
              Bonds, The Loomis Chaffee School Issue, Series C, 5.50% Due 7/1/26. (MBIA
              Insured.)                                                                   2006 at 101
     500,000  State of Connecticut, Health and Educational Facilities Authority, Revenue               AAA   Aaa
              Bonds, Yale-New Haven Hospital Issue, Series H, 5.70% Due 7/1/25. (MBIA
              Insured.)                                                                   2006 at 102
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         7 BONDS FROM CONNECTICUT.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 03/20/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.73     4.90 %      5.12%   5.19%   5.15%   5.22%   5.17%   5.24 %
 500 / $50,000              100.57     4.75        5.13    5.20    5.16    5.23    5.18    5.25
 1,000 / $100,000           100.30     4.50        5.14    5.22    5.18    5.25    5.20    5.27
 2,500 / $250,000           100.04     4.25        5.16    5.23    5.19    5.26    5.21    5.28
 5,000 / $500,000            99.26     3.50        5.20    5.29    5.23    5.32    5.25    5.34
 10,000 / $1,000,000         98.75     3.00        5.23    5.33    5.26    5.36    5.28    5.38
 25,000 / $2,500,000         98.25     2.50        5.25    5.37    5.28    5.40    5.30    5.42
 50,000 / $5,000,000         97.75     2.00        5.28    5.41    5.31    5.44    5.33    5.46

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      31.0%   34.0%   39.0%      42.5%
         5.12  % 7.42%   7.76%   8.39%      8.90 %
         5.13    7.43    7.77    8.41       8.92
         5.14    7.45    7.79    8.43       8.94
         5.16    7.48    7.82    8.46       8.97
         5.20    7.54    7.88    8.52       9.04
         5.23    7.58    7.92    8.57       9.10
         5.25    7.61    7.95    8.61       9.13
         5.28    7.65    8.00    8.66       9.18

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 05/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 5/15/97   $   .5732
 Monthly plan            6/15/97       .4299   $ 5.1599
 Quarterly plan          8/15/97      1.2978
                        11/15/97      1.2978     5.1919
 Semi-annual plan       11/15/97      2.6046
                         5/15/98      2.6046     5.2109
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.80 =  99.206
 investment       offering price     # of units
 (as of           and accrued        purchased
 03/20/97)        interest
 99.206       X   $5.1599        =   $511.89
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN PENNSYLVANIA                                                       NUVEEN
INSURED UNIT TRUST 223                                                       927


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc. and    - Dependable Income
both the bonds and the Units are rated AAA by       - Diversified Portfolios
Standard & Poor's, the highest rating given by      - Top-Rated Municipal Bonds
each agency.                                        DATE OF DEPOSIT: March 21, 1997
ESTIMATED CURRENT RETURN:
5.15 - 5.36%
ESTIMATED LONG-TERM RETURN:
5.22 - 5.49%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    25.0 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $99.71 to $96.76 depending on the purchase amount
Cusip           6706H7 136 monthly payment plan
Numbers         6706H7 144 quarterly payment plan
                6706H7 151 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Pennsylvania

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2017-18                                            28.6%
2019-20                                            14.3%
2021-22                                            14.3%
2023-24                                             0.0%
2025+                                              42.8%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 03/20/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.15%
     Tax Equivalent Yield                          8.31%

Treasury Bonds
     Yield                                         6.98%
     Tax Equivalent Yield                          7.18%

Corporate Bonds

     Yield                   7.77%

 *COMPARES TRUST AS OF 03/20/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 03/19/97. ASSUMES 38.0% FEDERAL AND STATE INCOME TAX RATE AND A 2.8% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS PENNSYLVANIA INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  Allegheny County Higher Education Building Authority (Commonwealth of Penn-  2006 at 102 AAA   Aaa
              sylvania), University Revenue Bonds (Duquesne University Project), Series A
              of 1996, 5.00% Due 3/1/21. (Original issue discount bonds delivered on or about March 14, 1996 at a price of 92.996% of principal amount.)
     500,000  Allegheny County Hospital Development Authority (Pennsylvania), Hospital    2006 at 102  AAA   Aaa
              Revenue Bonds, Series of 1996 (Children's Hospital of Pittsburgh), 5.30%
              Due 7/1/26. (Original issue discount bonds delivered on or about December
              11, 1996 at a price of 94.311% of principal amount.)
     500,000  Allegheny County Hospital Development Authority (Pennsylvania), Health      2005 at 102  AAA   Aaa
              Center Revenue Bonds, Series of 1995 (University of Pittsburgh Medical
              Center System), 5.375% Due 12/1/25.
     500,000  Bellefonte Area School District (Centre County, Pennsylvania), General      2006 at 100  AAA   Aaa
              Obligation Bonds, Series of 1996, 5.40% Due 5/15/20.
     500,000  Hazleton City Authority (Luzerne County, Pennsylvania), Water Revenue       2006 at 100  AAA   Aaa
              Bonds, Refunding Series of 1996, 5.25% Due 4/1/17.
     500,000  City of Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds,     2005 at 102  AAA   Aaa
              Series 1995, 5.60% Due 8/1/18.
     500,000  The Pittsburgh (Pennsylvania), Water and Sewer Authority, Water and Sewer   2005 at 100  AAA   Aaa
              System Subordinate Revenue Bonds, Series B of 1995, 5.75% Due 9/1/25.
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         7 BONDS FROM PENNSYLVANIA.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 03/20/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $     99.71     4.90 %      5.15%   5.22%   5.19%   5.25%   5.21%   5.27 %
 500 / $50,000               99.55     4.75        5.16    5.23    5.20    5.26    5.21    5.28
 1,000 / $100,000            99.29     4.50        5.18    5.25    5.21    5.28    5.23    5.30
 2,500 / $250,000            99.03     4.25        5.19    5.27    5.22    5.30    5.24    5.32
 5,000 / $500,000            98.26     3.50        5.23    5.33    5.26    5.36    5.28    5.38
 10,000 / $1,000,000         97.75     3.00        5.26    5.37    5.29    5.40    5.31    5.42
 25,000 / $2,500,000         97.25     2.50        5.29    5.40    5.32    5.43    5.34    5.46
 50,000 / $5,000,000         96.76     2.00        5.31    5.44    5.34    5.47    5.36    5.49

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      30.0%   33.0%   38.0%      41.5%
         5.15  % 7.36%   7.69%   8.31%      8.80 %
         5.16    7.37    7.70    8.32       8.82
         5.18    7.40    7.73    8.35       8.85
         5.19    7.41    7.75    8.37       8.87
         5.23    7.47    7.81    8.44       8.94
         5.26    7.51    7.85    8.48       8.99
         5.29    7.56    7.90    8.53       9.04
         5.31    7.59    7.93    8.56       9.08

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 05/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 5/15/97   $   .5708
 Monthly plan            6/15/97       .4281   $ 5.1397
 Quarterly plan          8/15/97      1.2924
                        11/15/97      1.2924     5.1717
 Semi-annual plan       11/15/97      2.5938
                         5/15/98      2.5938     5.1907
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 99.78 =   100.220
 investment       offering price     # of units
 (as of           and accrued        purchased
 03/20/97)        interest
 100.220      X   $5.1397        =   $515.10
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)